Taxes	12 Months Ended
Dec. 31, 2022
Taxes Disclosure [Abstract]
Taxes
12.	Taxes

(a)	Taxes payable

Taxes payable consisted of the following:

	2022	2021
	In thousands of USD
Income tax payable	$367	$434
VAT payable	280	320
Other tax payable	411	449
Total	$1,058	$1,203

(b)	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

BVI

Under the current tax laws of BVI, the Company is not subject to tax on income or capital gain. Additionally, the BVI does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. The Company did not make any provision for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. For the years ended December 31, 2022 and 2021, there is no preferential tax rate.

i)	The components of the income tax provision are as follows:

	2022	2021	2020
Provisions for current income tax	$2,924	$3,052	$2,589
Provisions for deferred income tax	-	-	-
Total	$2,924	$3,052	$2,589

There are no deferred tax assets due to full valuation allowance for the years ended December 31, 2022, 2021 and 2020.

ii)	The following table reconciles PRC statutory rates to the Company’s effective tax rate:

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax jurisdiction	0.1%	0.1%	0.5%
Non-deductible expenses (1)	0.6%	0.6%	0.6%
Change in valuation allowance	0.8%	1.1%	2.6%
Effective income tax rate	26.5%	26.8%	28.7%

(1)	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.

iii)	Deferred tax assets

	2022	2021
Deferred tax assets:	In thousands of USD
Net accumulated loss-carry forward	$1,200	$1,400
Less: valuation allowance	(1,200)	(1,400)
Net deferred tax assets	$-	$-

Movement of valuation allowance is as follows:

	2022	2021
	In thousands of USD
Beginning balance	$1,400	$1,292
Write-off	(293)	(22)
Change of valuation allowance	93	130
Ending balance	$1,200	$1,400

As of December 31, 2022, certain subsidiaries had accumulated tax loss of approximately 4.8 million, which can be carried forward to offset future taxable income. The carryforwards period for net operating losses under the EIT Law is five years. Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future.

As of December 31, 2022, part of the valuation allowance related to previous years’ tax losses has expired, which cannot be used to offset future taxable income. The Company recognized a write-off of approximately $0.29 million and $0.02 million for the year ended December 31, 2022 and 2021, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2021, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties during the years ended December 31, 2022, 2021 and 2020.